Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,862,710)	$ (58,923,300)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance of common stock for services	4,993,748	51,348,000
Stock based settlement	75,000
Amortization of prepaid stock based expenses	8,498,492	4,621,230
Foreign currency transaction loss (gain)	(32,152)	89,243
Depreciation expense	997
Amortization of debt discounts	210,076	303,563
Amortization of right-of-use assets	21,706	20,187
Change in fair value of derivative liabilities	(13,709)	(212,450)
Change in fair value of warrant liability	99,695
Derivative expense		333,596
Loss (gain) on extinguishment of debt, net	(133,071)	871,032
Non-cash interest expense	6,781	5,519
Accretion of put premium	37,450
Changes in Assets and Liabilities:
GST receivable	(8,117)	(2,405)
Prepaid expenses	(41,121)	1,379
Other current assets	(33,471)
Accounts payable	(183,012)	187,732
Employee benefit liability	51,476	40,184
Accrued expenses and other payables	(401,049)	677,889
Accrued interest	44,545	255,155
Operating lease liability	(14,189)	(21,722)
NET CASH USED IN OPERATING ACTIVITIES	(5,682,635)	(405,168)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(4,933)
NET CASH USED IN INVESTING ACTIVITIES	(4,933)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	100,000	222,500
Proceeds from issuance of the initial preferred shares of Series C Preferred stock, net of issuance cost included as temporary equity	950,099
Proceeds from exercise of Series C warrants	3,000,000
Repayment of convertible notes	(203,350)	(8,000)
Repayment of notes	(671,777)	(122,788)
Repayment of loans payable - related party	(185,381)
Proceeds from the sale of common stock, net of offering costs	3,314,458
Proceeds from note payable	75,000	320,000
Proceeds from loans payable - related parties	78,249	343,700
Deferred offering costs		(264,656)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,457,298	490,756
Effect of exchange rate changes on cash	50,188	(94,585)
NET INCREASE (DECREASE) IN CASH	819,918	(8,997)
CASH AT BEGINNING OF YEAR	12,088	21,085
CASH AT END OF YEAR	832,006	12,088
Cash paid during the year:
Interest	131,687	30,715
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	114,399	10,229
Conversion of convertible notes and accrued interest to common stock	476,335	79,686
Settlement of accounts payable for shares of common stock		129,354
Settlement of loans to former director for shares of common stock		74,395
Settlement of loans payable including accrued interest for shares of common stock	125,765	86,248
Deferred offering cost charged to additional paid in capital upon closing of offering	291,773
Issuance of common stock related to debt exchange agreement	125,765
Debt discounts related to derivative liability		222,500
Operating lease right-of-use asset and operating lease liability pursuant to ASC 842		62,126
Issuance of common stock and common stock issuable for prepaid services (net of amortized portion)	885,554	19,259,880
Deemed dividend related to Series C Preferred Stock	932,246
Reclassification of warrant liability into equity upon conversions and reclassifications	982,040
Reclassification of temporary equity into permanent equity upon amendment of Series C Preferred designation	$ 1,000,000